As filed with the Securities and Exchange Commission on December 20, 2019

1933 Act File No. 333-173167

1940 Act File No. 811-22540

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 66	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 67	☒
(Check appropriate box or boxes.)

AGF INVESTMENTS TRUST

(Exact name of Registrant as Specified in Charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 292-9801

Name and Address of Agent for Service:	With Copies to:
William DeRoche, President	Kelly A. Muschett	Adam T. Teufel
53 State Street	Vice President, Legal Counsel	Dechert LLP
Suite 1308	AGF Investments Inc.	1900 K. Street, NW
Boston, MA 02109	66 Wellington Street West, 31st Floor Toronto, Ontario, Canada M5K 1E9	Washington, D.C. 20006-1110

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 1, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (the “Amendment”) for AGF Investments Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) for the sole purpose of delaying, until January 1, 2020, the effectiveness of Post-Effective Amendment No. 61 (“PEA 61”), relating to the AGF Emerging Markets Equity Fund. PEA 61 was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001144204-19-048104 on October 11, 2019, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act as it applies to the AGF Emerging Markets Equity Fund, to be effective December 25, 2019.

Accordingly, the prospectus, SAI, and Part C contained in PEA 61 related to the above-referenced series of the Registrant are incorporated herein by reference in their entirety. As indicated on the cover page to this filing, the Amendment is intended to become effective on January 1, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 20th day of December, 2019.

AGF INVESTMENTS TRUST

By:	/s/William H. DeRoche
William H. DeRoche, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/William H. DeRoche	President	December 20, 2019
William H. DeRoche

/s/Joshua G. Hunter	Principal Financial Officer and Treasurer	December 20, 2019
Joshua G. Hunter

/s/ Peter A. Ambrosini*	Trustee	December 20, 2019
Peter A. Ambrosini

/s/ William C. Carey*	Trustee and Vice President	December 20, 2019
William C. Carey

/s/ Joseph A. Franco*	Trustee	December 20, 2019
Joseph A. Franco

/s/ Richard S. Robie III*	Trustee	December 20, 2019
Richard S. Robie III

/s/Robert J. Rhatigan
Robert J. Rhatigan

*Signatures affixed by Robert J. Rhatigan on December 20, 2019 pursuant to power of attorney.